Borrowings (Details Textual) ₪ in Millions, $ in Millions	Jun. 30, 2019 ILS (₪)	Jun. 30, 2019 ARS ($)	Jun. 30, 2018 ARS ($)	Sep. 28, 2017 ARS ($)
Borrowings (Details Textual)
Total Borrowings from collateralized liabilities		$ 10,754	$ 50,236
Guaranteed loan | ₪	₪ 153
SERIES F [Member]
Borrowings (Details Textual)
Loss on swap of debt				$ 4,297
SERIES F [Member] | NIS [Member]
Borrowings (Details Textual)
Loss on swap of debt				$ 461